Income Taxes - Summary of Profit / (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (140,552)	$ (22,055)	¥ (224,989)	¥ (109,679)
Cayman Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(23,555)	(3,696)	(31,966)	(16,716)
British Virgin Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(2)		(27)	(30)
Hong Kong
Income Tax Disclosure [Line Items]
Total loss before income taxes	(1,564)	(245)	(1,790)	(3,097)
China
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (115,431)	$ (18,114)	¥ (191,206)	¥ (89,836)